Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Fixed assets payables	—	173
Accrued expenses - clinical trials	14,373	11,369
Other trade payables	4,766	6,695
Total trade and other payables	19,139	18,237

Schedule of Other Current Liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Tax liabilities	716	451
Payroll tax and other payroll liabilities	5,813	6,928
Other payables	743	247
Other current liabilities	7,271	7,627

Schedule of Deferred Income and Contract Liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Deferred income	106	128
Contract liabilities - Current	24,381	18,100
Deferred income and current contract liabilities	24,487	18,228

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Non-current contract liabilities	7,411	—
Non-current contract liabilities	7,411	—